Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-09-30	12 Months Ended
Sep. 30, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Sep. 30, 2023
Restatement does not require Recovery

As a result of our correction of errors in prior year financial statements, the Compensation Committee conducted a recovery analysis of incentive-based compensation received by our executive officers during the relevant period, as contemplated by Rule 10D-1 under the Exchange Act and in accordance with the Clawback Policy. Based on this analysis, no recovery of incentive-based compensation was required, as the financial statement adjustments did not impact the metrics used to determine incentive compensation during the relevant recovery period, and thus there was no erroneously awarded compensation.